Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill, for the years ended December 31, 2019 and 2018 are as follows:

	Agriculture	Construction	Commercial & Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2018	$1,654	$593	$64	$5	$156	$2,472
Impact of foreign exchange and other	(8)	(6)	(2)	—	(3)	(19)
Balance at December 31, 2018	$1,646	$587	$62	$5	$153	$2,453
Impact of foreign exchange and other	6	—	(3)	—	2	5
Acquisitions	80	—	—	—	—	80
Balance at December 31, 2019	$1,732	$587	$59	$5	$155	$2,538

Schedule of other intangible assets and related accumulated amortization
As of December 31, 2019, and 2018, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		2019			2018
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$320	$224	$96	$320	$207	$113
Patents, concessions and licenses and other	5-25	1,965	1,528	437	1,879	1,477	402
		2,285	1,752	533	2,199	1,684	515
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,558	$1,752	$806	$2,472	$1,684	$788